Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number of shares	6,133,414	801,091	1,250,992
Acquisition cost	₩ 301,981	₩ 36,702